Real Estate Assets	12 Months Ended
Dec. 31, 2014
Real Estate Assets [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Real Estate Assets

MF Properties

To facilitate its investment strategy of acquiring additional mortgage revenue bonds secured by MF Properties, the Company has acquired through its various subsidiaries 99% limited partner positions in three limited partnerships and 100% member positions in six limited liability companies that own the MF Properties. The financial statements of these properties are consolidated with those of the Company.  The general partners of these partnerships are unaffiliated parties and their 1% ownership interest in these limited partnerships is reflected in the Company’s consolidated financial statements as noncontrolling interests.  The Company expects each of these MF Properties to eventually be sold either to a not-for-profit entity or in connection with a syndication of LIHTCs. The Company expects to purchase mortgage revenue bonds issued by the new property owners as part of the restructuring.  As of December 31, 2014, the Company’s wholly-owned subsidiaries held interests in nine entities that own MF Properties containing a total of 2,163 rental units, one is located in Kansas, three are located in Nebraska, one is located in Kentucky, one is located in Indiana, one is located in Georgia, and two are located in Texas.

Recent Transactions
The Partnership, as sole bondholder, previously directed the bond trustee to file a foreclosure action on the Woodland Park mortgage revenue bond. On February 28, 2013, the court granted Summary Judgment in the bond trustee’s favor confirming that the mortgage revenue bond is senior to mechanic’s liens filed on the property. Woodland Park became an MF Property at a net asset value of approximately $15.7 million upon conveyance of title on May 29, 2013. The Partnership requested the mortgage revenue bond issuer to remove the Land Use Restriction Agreement (“LURA”) on the property and the units have been converted to 100% market-rate rents. The Partnership may convert the property back to a rent restricted property, seek to place new financing on the property, and acquire the mortgage revenue bonds.
In March 2013, a wholly-owned subsidiary of the Company executed a 35-year ground lease with the University of Nebraska - Lincoln (“Lessor”) with an annual lease payment of $100. The leased property has a mixed-use development consisting of a 1,605 stall parking garage and 475 bed student housing mixed-use project constructed on it. The Lessor owns the parking garage for which it will contribute approximately $16.7 million to its construction. The Company owns the student housing complex ( “The 50/50”) which was fully constructed by August 1, 2014 for an approximate $33.8 million. The Company plans to restructure its ownership of The 50/50 into a mortgage revenue bond holding once the development has a sufficient history of operating results. To finance the construction of the student housing complex, the Company executed an interest-only loan and borrowed $25.5 million for a three year term at a variable interest rate which is the amount outstanding as of December 31, 2014. The $25.5 million loan requires principal payments beginning on April 1, 2016 and carries a maturity date of April 1, 2020(Note 12). The Company also secured a $4.3 million tax-incremental financing loan which is for a term of five years, carries a fixed interest rate of approximately 4.7% per annum, requires principal payments commencing after 24 months and has a balloon payment due at maturity, January 1, 2019.

The Company had the following investments in MF Properties as of December 31, 2014 and 2013:

MF Properties
Property Name	Location	Number of Units	Land and Land Improvements	Buildings and Improvements	Carrying Value at December 31, 2014
Arboretum	Omaha, NE	145	$1,748,502	$19,216,623	$20,965,125
Eagle Village	Evansville, IN	511	567,880	12,472,151	13,040,031
Glynn Place	Brunswick, GA	128	743,996	4,995,658	5,739,654
Meadowview	Highland Heights, KY	118	688,539	5,479,342	6,167,881
Residences of DeCordova	Granbury, TX	110	1,137,832	8,007,390	9,145,222
Residences of Weatherford	Weatherford, TX	76	1,942,229	5,724,456	7,666,685
The 50/50	Lincoln, NE	475	—	32,820,776	32,820,776
The Colonial	Omaha, NE	258	1,180,058	7,822,681	9,002,739
Woodland Park	Topeka, KS	236	1,265,160	14,167,096	15,432,256
					$119,980,369
Less accumulated depreciation (depreciation expense of approximately $4.8 million in 2014)					(14,108,154)
Balance at December 31, 2014					$105,872,215

MF Properties
Property Name	Location	Number of Units	Land and Land Improvements	Buildings and Improvements	Carrying Value at December 31, 2013
Arboretum	Omaha, NE	145	$1,739,554	$19,123,872	$20,863,426
Eagle Village	Evansville, IN	511	567,880	12,336,975	12,904,855
Glynn Place	Brunswick, GA	128	743,996	4,937,172	5,681,168
Meadowview	Highland Heights, KY	118	688,539	5,416,293	6,104,832
Residences of DeCordova	Granbury, TX	110	1,137,832	7,965,574	9,103,406
Residences of Weatherford	Weatherford, TX	76	1,927,701	5,695,600	7,623,301
The Colonial (f/k/a Maples on 97th)	Omaha, NE	258	1,180,058	7,613,668	8,793,726
Woodland Park	Topeka, KS	236	1,260,032	14,033,777	15,293,809
Construction work in process (The 50/50) (1)	Lincoln, NE	N/A	—	13,130,325	13,130,325
					$99,498,848
Less accumulated depreciation (depreciation expense of approximately $3.8 million in 2013)					(9,386,811)
Balance at December 31, 2013					$90,112,037

(1) The construction work in process represents pre-development architecture and engineering costs related to The 50/50 Student Housing at UNL, a 475 bed student housing project, which was built above a 1,605 parking stall garage to be constructed at the University of Nebraska-Lincoln.

Acquisitions

The Woodland Park property purchase price allocation is disclosed pursuant to the accounting guidance on business combinations. A condensed balance sheet for each at the date of acquisitions is included below.

Woodland Park 6/1/2013 (Date of Acquisition)
Other current assets	$201,321
In-place lease assets	403,216
Real estate assets	15,258,784
Total Assets	$15,863,321
Accounts payable, accrued expenses and other	192,345
Net assets	15,670,976
Total liabilities and net assets	$15,863,321

The Colonial (f/k/a Maples on 97th) was acquired in August 2012. The table below shows the unaudited pro forma condensed consolidated results of operations of the Company as if the The Colonial and Woodland Park properties had been acquired at the beginning of the periods presented:

	For year ended December 31, 2013	For year ended December 31, 2012

Revenues	$47,562,142	$27,128,238
Net income (loss)	17,715,489	4,428,949
Net income (loss) allocated to unitholders	17,415,449	5,260,661
Unitholder’s interest in net income (loss) per unit (basic and diluted)	0.40	0.14

For the year ended December 2013, Woodland Park added approximately $1.0 million in total revenue and approximately $164,000 in net loss to the Company since the foreclosure on May 29, 2013.

For the year ended December 2012, the EAT (The Colonial, f/k/a Maples on 97th) added approximately $604,000 in total revenue and approximately $235,000 in net loss to the Company since it was acquired on August 29, 2012.

Consolidated VIE Properties

In April 2015, the Partnership entered into separate brokerage contracts to sell the Consolidated VIEs. The Company has classified the Consolidated VIEs as discontinued operations for all periods presented and has eliminated the Consolidated VIE segment as a reportable segment (see Notes 2, 4, 10, 20, and 21) beginning with the second quarter of 2015. No net income or loss from these properties accrued to the Unitholders or the general partner.

Land Held for Investment and Development

During the fourth quarter of 2014, the Company purchased land in St. Petersburg, Florida for approximately $3.0 million which is held for investment and development. The Company had approximately $1.5 million in land held for investment and development at December 31, 2013 which was reported as an Asset available for sale in Other Asset on the balance sheet (Note 9). At December 31, 2014, the Company reported a total of approximately $4.5 million as land held for investment. The Company plans to develop this land into rental properties in the future.